Commitments and Contingencies - Schedule of operating lease (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Commitments and Contingencies
Weighted average remaining lease term (years)	1 year 3 months 29 days		1 year 3 months 29 days
Weighted average discount rate	3.60%		3.60%
2023	$ 111,856		$ 111,856
2024	459,749		459,749
2025	38,291		38,291
Total undiscounted lease payments	609,896		609,896
Imputed interest	(15,202)		(15,202)
Lease liability	594,694		594,694
Rent expense	$ 170,582	$ 84,637	$ 464,946	$ 245,908